Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 15: - RELATED PARTY BALANCES AND TRANSACTIONS

a.	The Company carries out transactions with related parties as detailed below.

1.	On May 19, 2023, Zohar Zisapel, a co-founder of the Company, a member of the Company’s Board of Directors and a major shareholder, passed away. His heirs Mr. Michael Zisapel and Mrs. Klil Zisapel are significant shareholders.

2.	Certain premises occupied by the Company are rented in part from an entity in which Mr. Michael Zisapel and Mrs. Klil Zisapel hold an interest and in part from Zisapel Properties (1992) Ltd and certain premises occupied by the Company US subsidiary are rented in part from an entity in which Mr. Michael Zisapel and Mrs. Klil Zisapel hold an interest and in part from Yehuda Zisapel Properties, Inc (see also Note 9). On May 19, 2023, Zisapel Properties (1992) Ltd and Yehuda Zisapel Properties, Inc. ceased being related parties to the Company. The aggregate net amounts of lease and related maintenance expenses related to entities affiliated with related parties were $206, $443 and $684 in 2024, 2023 and 2022, respectively.

3.	Mr. Michael Zisapel and Mrs. Klil Zisapel also holds an interest in various entities known as the RAD-BYNET Group. Certain entities within the RAD-BYNET Group provide the Company and its U.S. subsidiary with administrative and IT. The aggregate amounts of administrative and IT services provided were $12 and $33 in 2023 and 2022, respectively. In 2024, there were no administrative and IT services paid to related parties. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses” and “Capital expenses”.
4.	From time to time, the Company purchases certain products and services from members of the RAD-BYNET Group. In 2024, 2023 and 2022, the aggregate amounts of such purchases were approximately $17, $17 and $44, respectively. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses”.

During 2024 and 2023, there was no purchasing of inventory from RAD-BYNET Group, while during 2022, the Company purchased inventory which amounted approximately $89.

5.	The Company’s director and Chairman of the Board also serves as a director in the parent company of 2 of our vendors, from which the Company purchased in 2024 certain services, in the aggregate amount of $566. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses”.

b.	The executive chairman of the Board, Ms. Rachel (Heli) Bennun (the “Executive Chairman”) was Mr. Zohar Zisapel’s significant other until he passed away on May 19, 2023. The Executive Chairman was entitled to a fixed monthly salary. During the years ended December 31, 2023 and 2022, the Company recorded salary expenses with respect to the Executive Chairman in the amount of $291 and $140, respectively. On December 31, 2024, the Executive Chairman retired from her position as Executive Chairman and is no longer considered as a related party to the Company. Such amounts expensed by the Company are disclosed in Note 15d below as part of “Expenses”.

In 2023 and 2022, in addition to the fixed monthly salary, the Executive Chairman earned annual bonuses amounting to approximately $233 and $106, respectively. On December 31, 2024 the Executive Chairman retired from her position as Executive Chairman and is no longer considered as a related party to the Company.

c.	Balances with related parties:

	December 31,
	2024	2023
Assets:
Other accounts receivable and prepaid	$11	$7
Operating lease right-of-use assets	$829	$631

Liabilities:
Trade payables	$219	$5
Other liabilities and accrued expenses	$200	$3
Operating lease liabilities - current	$223	$270
Operating lease liabilities – non-current	$606	$358
d.	Transactions with related parties:

	Year ended December 31,
	2024	2023	2022
Expenses (1):
Cost of revenues	$58	$205	$213
Operating expenses:
Research and development, net	$118	$249	$470
Sales and marketing	$663	$119	$166
General and administrative	$15	$545	$360
Capital expenses	$-	$-	$13

(1)	Including utilities expenses charged to the related party and reimbursed by the Company.